Note 1 - Description of Business, Organization and Liquidity 1 (Details Textual) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 01, 2024	Nov. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Attributable to Parent	$ (13,500)		$ (6,775)		$ (2,832)	$ (13,483)	$ (1,848)	$ 18,691	$ (27,552)
Gain (Loss) on Contract Termination								23,098	0
Net Cash Provided by (Used in) Operating Activities						(5,447)	$ (11,276)	(13,703)	(14,840)
Retained Earnings (Accumulated Deficit)			$ (89,784)	$ (76,301)		$ (89,784)		(76,301)	$ (94,992)
Convertible Debt [Member]
Proceeds from Issuance of Debt								11,900
Amended Ligand Agreement [Member]
Gain (Loss) on Contract Termination		$ 23,100		$ 23,100				$ 23,100